S-K 1602(a)(3) Forepart, Sponsor Compensation	Aug. 03, 2026 shares
Sponsor [Member] | Class A Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	325,700